Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI South Africa ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 20.5%
Absa Group Ltd.	1,051,886	$10,071,482
Capitec Bank Holdings Ltd.	107,648	19,537,683
Nedbank Group Ltd.	573,909	9,237,018
Standard Bank Group Ltd.	1,654,673	21,755,856
		60,602,039
Broadline Retail — 17.4%
Naspers Ltd., Class N	209,529	47,310,843
Woolworths Holdings Ltd./South Africa	1,164,214	4,060,734
		51,371,577
Capital Markets — 1.5%
Reinet Investments SCA	170,008	4,563,386
Chemicals — 1.2%
Sasol Ltd.	717,348	3,522,123
Consumer Staples Distribution & Retail — 9.1%
Bid Corp. Ltd.	417,246	10,175,530
Clicks Group Ltd.	294,534	6,423,224
Shoprite Holdings Ltd.	622,293	10,249,912
		26,848,666
Financial Services — 10.8%
FirstRand Ltd.	6,243,084	26,786,796
Remgro Ltd.	623,166	5,211,887
		31,998,683
Industrial Conglomerates — 2.2%
Bidvest Group Ltd. (The)	421,770	6,518,230
Insurance — 8.8%
Discovery Ltd.	670,693	7,214,582
Old Mutual Ltd.	5,938,329	4,182,746
OUTsurance Group Ltd., NVS	1,048,313	3,761,795
Sanlam Ltd.	2,228,155	10,895,744
		26,054,867
Metals & Mining — 17.5%
Anglo American Platinum Ltd.	114,679	3,822,650
Anglogold Ashanti PLC, NVS	563,082	14,135,529
Gold Fields Ltd.	1,105,872	15,852,231
Harmony Gold Mining Co. Ltd.	708,115	6,532,029
Impala Platinum Holdings Ltd.(a)	1,120,965	6,383,611
Security	Shares	Value
Metals & Mining (continued)
Kumba Iron Ore Ltd.	79,845	$1,473,895
Sibanye Stillwater Ltd.(a)	3,508,489	3,520,835
		51,720,780
Oil, Gas & Consumable Fuels — 0.9%
Exxaro Resources Ltd.	303,163	2,810,358
Pharmaceuticals — 1.4%
Aspen Pharmacare Holdings Ltd.	470,160	4,322,875
Real Estate Management & Development — 2.0%
NEPI Rockcastle NV	750,522	5,822,130
Specialty Retail — 1.5%
Pepkor Holdings Ltd.(b)	2,968,397	4,407,921
Wireless Telecommunication Services — 4.7%
MTN Group Ltd.	2,099,291	9,419,932
Vodacom Group Ltd.	772,645	4,372,806
		13,792,738
Total Long-Term Investments — 99.5% (Cost: $359,446,961)		294,356,373
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	140,000	140,000
Total Short-Term Securities — 0.0% (Cost: $140,000)		140,000
Total Investments — 99.5% (Cost: $359,586,961)		294,496,373
Other Assets Less Liabilities — 0.5%		1,366,380
Net Assets — 100.0%		$295,862,753

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,125,509	$—	$(3,126,040)(b)	$219	$312	$—	—	$521 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	10,000 (b)	—	—	—	140,000	140,000	1,893	—
				$219	$312	$140,000		$2,414	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI South Africa ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	34	12/19/24	$1,446	$865
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$125,293,211	$169,063,162	$—	$294,356,373
Short-Term Securities
Money Market Funds	140,000	—	—	140,000
	$125,433,211	$169,063,162	$—	$294,496,373
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$865	$—	$865

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares